INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14:	INCOME TAXES

a.	Income (Loss) before taxes on income

        Income (Loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$(16,712)	$(3,393)	$10,485
Foreign	(24,249)	6,453	(92,065)

Total	$(40,961)	$3,060	$(81,580)

b.	Taxes on income

        Taxes on income are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current taxes	$9,656	$3,753	$1,212
Taxes in respect of previous years	14	(273)	(1,179)
Deferred tax benefit	(8,973)	(3,268)	(8,859)

Total	$697	$212	$(8,826)

        Taxes on income by jurisdiction were as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$8,830	$3,396	$1,548
Foreign	(8,133)	(3,184)	(10,374)

Total	$697	$212	$(8,826)

Domestic:
Current taxes	$8,929	$2,800	$387
Deferred tax (benefit) expense	(113)	937	2,532
Taxes in respect of previous years	14	(341)	(1,371)

Total - Domestic	$8,830	$3,396	$1,548

Foreign:
Current taxes	$727	$953	$825
Deferred tax benefit	(8,860)	(4,205)	(11,391)
Taxes in respect of previous years	-	68	192

Total - Foreign	$(8,133)	$(3,184)	$(10,374)

Total income tax expense	$697	$212	$(8,826)

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Net operating loss carry forwards	$8,267	$5,809
Research and development	3,190	753
Intangible assets	-	829
Other temporary differences mainly relating to reserve and allowances	2,703	1,937
Deferred tax assets, before valuation allowance	14,160	9,328
Valuation allowance	4,739	4,530
Total deferred tax assets, net	$9,421	$4,798

Deferred tax liabilities:
Intangible assets	$(10,998)	$-
Property and equipment, net	(2,393)	$-
Total deferred tax liabilities	$(13,391)	$-

Total deferred tax liability, net	$(3,970)	$4,798

Domestic:
Long term deferred tax asset, net	$4,069	$1,536
Long term deferred tax liability	-
	$4,069	$1,536

Foreign:
Long term deferred tax asset, net	$48	$3,262
Long term deferred tax liability	(8,087)
	$(8,039)	$3,262

Total deferred tax asset (liability), net	$(3,970)	$4,798

The $209 change in the total valuation allowance for the year ended December 31, 2017, relates to the decrease in deferred taxes on operating loss carry-forwards and temporary differences for which a full valuation allowance was recorded.

d.	Reconciliation of the Company’s effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31,
	2015	2016	2017

Income (Loss) before taxes on income	$(40,961)	$3,060	$(81,580)
Statutory tax rate in Israel	26.5%	25.0%	24.0%
Theoretical tax expense (income)	$(10,855)	$765	$(19,579)

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(5,654)	(1,356)	(584)

Non-deductible expenses	18,493	1,777	1,150

Non- deductible Impairment charges	2,245	-	12,652

Deferred taxes on losses and other temporary charges for which a valuation allowance was provided, net	(4,617)	527	(209)
Tax adjustment in respect of different tax rate of foreign subsidiaries	1,185	(2,032)	(3,392)
Change in future tax rate	-	448	836
Other	(100)	83	300

Taxes on income	$697	$212	$(8,826)

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.12	$0.02	$0.01
Diluted	$0.12	$0.02	$0.01

e.	Income tax rates

Taxable income of Israeli companies is generally subject to corporate tax at the rate of 25% for the 2013 tax year, 26.5% for the 2014 and 2015 tax years, and 25% for the 2016 tax year. On December 30, 2016, as part of the Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the corporate tax rate was reduced to 24% for the 2017 tax year and to 23% in 2018 tax year. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise (as discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. Currently the Company does not intend to distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries and pay down its debt. Accordingly, no deferred income taxes have been provided in respect of these subsidiaries. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country’s economic growth and is a competitive factor for the gross domestic product.

The Company’s Israeli operations elected “Preferred Enterprise” status, starting in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. In peripheral regions (Development Area A) the reduced tax rate was 7% in 2013, 9% in 2014, 9% in 2015 and 9% in 2016. As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate for Area A will be 7.5% in 2017 onwards. In other regions the tax rate is 16%. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from “Preferred Income” that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

g.	Uncertain tax positions

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2017

Balance at the beginning of the year	$2,401	$3,236
Increase (decrease) related to prior year tax positions, net	(812)	153
Increase related to current year tax positions	1,647	674

Balance at the end of the year	$3,236	$4,063

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in finance expenses. During the years ended December 31, 2015, 2016 and 2017, the Company recognized approximately $(22), $227, and $344 in interest and penalties. The Company had $193, and $537 for the payment of interest and penalties accrued at December 31, 2016, and 2017, respectively.

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements, although the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company’s tax assessments in Israel and the U.S. for tax years prior to 2012 are considered final. The Company has net operating losses in the U.S. from prior tax periods beginning in 2005 which may be subject to examination upon utilization in future tax periods

h.	Tax loss carry-forwards

As of December 31, 2017, the Company’s U.S. subsidiaries have net operating loss carry-forwards of $6,300.

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2030 up to 2034. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

As of December 31, 2017, the Company’s European subsidiaries have net operating loss carry-forwards of $5,990.

As of December 31, 2017, Perion have net operating loss carry-forwards, in Israel, of $14,292.

i.	US Tax Reform:

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “TCJA”). The TCJA makes broad and complex changes to the Code. The changes include, but are not limited to:

•	A corporate income tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017 (“Rate Reduction”);
•
The transition of U.S international taxation from a worldwide tax system to a territorial system by providing a 100 percent deduction to an eligible U.S. shareholder on foreign sourced dividends received from a foreign subsidiary (“100% Dividend Received Deduction”);

•	A one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017; and

The Company has calculated its best estimate of the impact of the TCJA for its year end income tax provision and deferred tax balances in accordance with its understanding of the TCJA and guidance available as of the date of this filing. The estimated tax expenses recorded related to the re-measurement of the deferred tax balance was $836. The aforesaid provisional amounts are based on the Company’s initial analysis of the Act as of December 31, 2017. Given the significant complexity of the Act, anticipated guidance from the U.S. Treasury about implementing the Act, the potential for additional guidance from the Securities and Exchange Commission or the Financial Accounting Standards Board related to the Act, as well as additional analysis and revisions to be conducted by the Company, these estimates may be adjusted during 2018.

The Tax Act imposes a mandatory transition tax on accumulated foreign earnings and eliminates US taxes on foreign subsidiary distribution. As a result, earnings in foreign jurisdictions are available for distribution to the U.S. without incremental U.S. taxes.

The Deemed Repatriation Transition Tax is a tax on previously untaxed accumulated and current earnings and profits (“E&P”) of certain of the Company's foreign subsidiaries. To determine the amount of the Transition Tax, the Company must determine, in addition to other factors, the amount of post-1986 E&P of its foreign subsidiaries, as well as the amount of non-U.S. income taxes paid on such earnings. The amount of transition tax related to earnings of foreign subsidiaries is deemed to be immaterial.